LONG TERM DEBT	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
LONG TERM DEBT

Note 6 - LONG TERM DEBT

Term Loan Agreement

As of December 31, 2024, the Company had an outstanding term loan under a Term Loan, Guarantee and Security Agreement (the “Term Loan Agreement”), dated October 7, 2022, with EICF Agent LLC, as agent, and certain lenders. The Term Loan matures on October 7, 2027 and amortizes at a rate of 5% per annum beginning in October 2024. During the year ended December 31, 2023, the Company prepaid the first four required quarterly installments totaling $5,275, which deferred the commencement of principal payments to October 2025.

Prior to any amendments, the Term Loan accrues interest based on the Company’s senior leverage ratio. From inception through September 30, 2024, interest accrued at a per annum rate equal to adjusted SOFR (subject to a floor of 1.0%) plus 7.0% payable in cash, plus an additional 4.5% to 6.5% payable in kind (“PIK”), depending on the Company’s senior leverage ratio. Effective April 1, 2024, interest payable to lenders subject to the regulations of the U.S. Small Business Administration (with $30,846 of principal outstanding as of that date) is limited to 14.0% per annum, excluding default interest permitted under applicable SBA regulations. From October 1, 2024 through March 31, 2025, interest on the non-SBA regulated portion continued to accrue at adjusted SOFR plus 7.0% payable in cash, and 4.5% to 6.5% payable in kind. Beginning April 1, 2025, interest on all outstanding balances will be payable entirely in cash, at a rate equal to adjusted SOFR plus a margin ranging from 11.5% to 13.5%, depending on the Company’s senior leverage ratio.

During the years ended December 31, 2024 and 2023, the Company recognized interest expense of $13,999 and $14,272, respectively. Amortization of debt issuance costs amounted to $7,241 and $1,471, respectively, for the same periods. As of December 31, 2024, the carrying value of the Term Loan was $29,646, consisting of $69,974 in principal and $15,938 in capitalized PIK interest, net of $56,266 in unamortized debt discount. As of December 31, 2023, the carrying value was $19,683, consisting of $69,725 in principal and $6,130 in capitalized PIK interest, net of $56,172 in unamortized debt discount.

The obligations under the Term Loan Agreement are secured by a first-priority lien on substantially all of the Company’s assets, including certain mortgaged properties.

Subsequent to the original execution of the Term Loan Agreement, the Company entered into several amendments which modified certain terms of the facility, including, but not limited to, interest rate mechanics, the timing of principal payments, and certain financial and operational covenants. These amendments were in effect as of December 31, 2024, and the terms described above reflect the terms of the agreement as originally issued. See below for further discussion of the amendments.

Dragonfly Energy Holdings Corp.

Notes to Consolidated Financial Statements

(in thousands, except share and per share data)

Note 6 - Long Term Debt (continued)

On May 13, 2024, the Company received a waiver from its Administrative Agent and Term Loan Lenders (the “May 2024 Waiver”) in regards to its compliance with the Senior Leverage Ratio and Fixed Charge Coverage Ratio tests (the “Tests”) as of the last day of the quarter ended March 31, 2024. The May 2024 Waiver provided for a one-time issuance of penny warrants (the “May 2024 Penny Warrants”) to purchase up to 283,334 shares of the Company’s common stock, par value $0.0001 per share (the “May 2024 Penny Warrant Shares”). The May 2024 Penny Warrants have an exercise price of $0.09 per share, were valued at $3,022, and recorded as a debt discount. The May 2024 Penny Warrants were issued in connection with the Term Loan Lenders’ agreement to waive the Tests under the Term Loan for the quarter ended March 31, 2024. The May 2024 Penny Warrants were immediately exercisable upon issuance and will expire ten years from the date of issuance.

On June 28, 2024, the Company entered into a Limited Waiver and First Amendment (the “Term Loan Amendment” and, together with the Term Loan Agreement, the “Term Loan Agreement”) to the Term Loan with the lenders in regards to its compliance with the Tests as of the last day of the quarter ended June 30, 2024 and certain amendments to the Term Loan. The Term Loan Amendment provided for a one-time issuance of Penny Warrants to purchase up to 233,334 shares of the Company’s Common Stock at an exercise price of $0.09 per share (the “June 2024 Penny Warrants”), valued at $1,767 and recorded as a debt discount. The June 2024 Penny Warrants were issued in connection with the lenders’ agreement to waive the Tests under the Term Loan for the quarter ended June30, 2024 and to amend the Term Loan. The June 2024 Penny Warrants are immediately exercisable upon issuance and will expire ten years from the date of issuance.

Dragonfly Energy Holdings Corp.

Notes to Consolidated Financial Statements

(in thousands, except share and per share data)

Note 6 - Long Term Debt (continued)

In addition, the First Amendment (i) reduced the liquidity requirement under the Term Loan to be $3.5 million as of the last day of the month ended June 30, 2024, and $10.0 million as of the last day of each fiscal month thereafter commencing with the fiscal month ended July 31, 2024 and (ii) provided for the interest to be paid on the Payment Date (as defined in the Term Loan) occurred on July 1, 2024 to be solely payable-in-kind.

In connection with the License Agreement, on July 29, 2024, the Company, Legacy Dragonfly and Battle Born LLC entered into a Limited Waiver, Consent and Second Amendment (the “Second Amendment”) to Term Loan.

Pursuant to the Second Amendment, the Term Loan Lenders (i) consented to the transactions contemplated by the License Agreement and the Trademark Transfer Agreement and (ii) agreed to waive the mandatory prepayment under the Term Loan that would have been due to the Lenders under the Loan Agreement upon Battle Born LLC’s receipt of the Initial Licensing Fee.

In connection with the Second Amendment, Battle Born LLC entered into a Joinder Agreement with the Term Lenders whereby Battle Born LLC became a guarantor and credit party to the Term Loan.

On September 30, 2024, the Company entered into a Limited Waiver and Third Amendment (the “Third Amendment”, together with the Original Term Loan Agreement, the First Amendment and the Second Amendment, the “Term Loan Agreement”) to the Term Loan Agreement with the Term Loan Lenders in regards to its compliance with the Tests as of the last day of the quarter ended September 30, 2024 and certain amendments to the Term Loan Agreement. The Third Amendment provided for a one-time issuance of penny warrants (the “September 2024 Penny Warrants”, collectively with the Original Penny Warrants, the May 2024 Penny Warrants and the June 2024 Penny Warrants, the “Penny Warrants”) to purchase up to 333,334 shares of the Company’s Common Stock at an exercise price of $0.09 per share (the “September 2024 Penny Warrant Shares”, collectively with the Original Penny Warrants, the May 2024 Penny Warrants and the June 2024 Penny Warrants, the “Penny Warrant Shares”), valued at $1,576 and recorded as a debt discount. The September 2024 Penny Warrants were issued in connection with the Term Loan Lenders’ agreement to waive the Tests under the Term Loan for the quarter ended September 30, 2024 and to amend the Term Loan Agreement. The September 2024 Penny Warrants are immediately exercisable upon issuance and will expire ten years from the date of issuance.

In addition, the Third Amendment (i) reduced the liquidity requirement under the Term Loan to be $7.0 million as of the last day of the month ended September 30, 2024, and $10.0 million as of the last day of each fiscal month thereafter commencing with the fiscal month ended July 31, 2024 and (ii) on October 1, 2024, interest is payable (a) $1,500,000 in cash for the pro rata benefit of the Lenders and (b) the remaining interest in-kind, to be capitalized and added to the principal. For Payment Dates occurring on or after January 1, 2025 (including interest accruing from October 1, 2024, through December 31, 2024), all interest shall be paid in cash at a rate equal to Adjusted Term SOFR plus the Applicable Margin.

Dragonfly Energy Holdings Corp.

Notes to Consolidated Financial Statements

(in thousands, except share and per share data)

Note 6 - Long Term Debt (continued)

On December 31, 2024, the Company entered into a Limited Waiver and Fourth Amendment (the “Fourth Amendment”, together with the Original Term Loan Agreement, the First Amendment, the Second Amendment, and the Third Amendment the “Term Loan Agreement”) to the Term Loan Agreement with the Term Loan Lenders in regards to its compliance with the Tests as of the last day of the quarter ended December 31, 2024 and certain amendments to the Term Loan Agreement. The Fourth Amendment provided for a one-time issuance of penny warrants (the “December 2024 Penny Warrants”, collectively with the Original Penny Warrants, the May 2024 Penny Warrants, the June 2024 Penny Warrants and the September 2024 Penny Warrants, the “Penny Warrants”) to purchase up to 350,000 shares of the Company’s Common Stock at an exercise price of $0.01 per share (the “December 2024 Penny Warrant Shares”, collectively with the Original Penny Warrants, the May 2024 Penny Warrants, the June 2024 Penny Warrants and the September 2024 Penny Warrants, the “Penny Warrant Shares”), valued at $971 and recorded as a debt discount. The December 2024 Penny Warrants were issued in connection with the Term Loan Lenders’ agreement to waive the Tests under the Term Loan for the quarter ended December 31, 2024 and to amend the Term Loan Agreement. The December 2024 Penny Warrants will be exercisable at such time that the Company obtain the Warrant Issuance Shareholder Approval (as defined below) and will expire ten years from the date of issuance.

In addition, the Fourth Amendment (i) reduced the liquidity requirement under the Term Loan to be $3.5 million as of the last day of the month ended December 31, 2024, and $10.0 million as of the last day of each fiscal month thereafter commencing with the fiscal month ended January 31, 2025 and (ii) on January 1, 2025, interest is payable in-kind, to be capitalized and added to the principal. For Payment Dates occurring on or after April 1, 2025 (including interest accruing from January 1, 2025, through March 31, 2025), all interest shall be paid in cash at a rate equal to Adjusted Term SOFR plus the Applicable Margin.

Financial Covenants

The Company is subject to restrictive financial covenants pertaining to Maximum Senior Leverage Ratio, Liquidity, Fixed Charge Coverage Ratio, and Capital Expenditures as defined in the Term Loan Agreement. As of December 31, 2024, the Company was not in compliance with its financial covenants pertaining to the fixed charge coverage ratio, liquidity, and the maximum senior leverage ratio. On March 31, 2024, April 29, 2024, May 30, 2024, June 28, 2024, July 31, 2024, August 30, 2024, September 30, 2024, October 31, 2024, November 30, 2024 and December 31, 2024 the Company obtained waivers from the Term Loan Lenders and administrative agent in regards to its failure to satisfy the liquidity requirement under the Term Loan for the quarters ended March 31, 2024, June 30, 2024, September 30, 2024, and December 31, 2024 and the fiscal months ended April 30, 2024, May 31, 2024, July 31, 2024, August 31, 2024, October 31, 2024, November 30, 2024, as applicable.

On February 2025, subsequent to the current year ended December 31, 2024, in connection with the Securities Purchase Agreement, the Company entered into the Fifth Amendment to the Term Loan. This amendment extended the loan’s maturity date by one year to October 2027 and deferred all principal and interest payments until April 2026. Additionally, the amendment postponed certain covenant requirements, significantly reducing the likelihood of a breach and the lender’s ability to accelerate repayment based on prior noncompliance, thereby allowing the Company to reclassify the debt as long-term as of December 31, 2024. As a result, the debt now qualifies for long-term classification.

At December 31, 2024, the future debt maturities are as follows:

For Year Ended December 31,
2025	$-
2026	2,813
2027	98,342
Total debt	101,155
Less: Estimated interest paid-in-kind	(15,243)
Total debt	85,912
Less: Unamortized debt issuance costs	(56,266)
Total carrying amount	29,646
Less: Current portion of debt	$-
Total long-term debt	$29,646

Dragonfly Energy Holdings Corp.

Notes to Consolidated Financial Statements

(in thousands, except share and per share data)